Derivative Instruments and Financial Risk Management - Summary of Rate of Inflation, Rate of Devaluation (Appreciation) Against U.S. Dollar and Rate of Exchange of U.S. Dollar (Detail)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Israel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	(0.71%)	(1.01%)
Rate of Devaluation (Appreciation) Against U.S. Dollar	(5.28%)	14.04%
Rate of Exchange of U.S. Dollar	3.77	3.98
Canada [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	1.27%	1.20%
Rate of Devaluation (Appreciation) Against U.S. Dollar	2.36%	14.41%
Rate of Exchange of U.S. Dollar	1.30	1.27